Nature of Operations and Liquidity (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 15, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nature of Operations and Liquidity (Textual)
Working capital deficit		$ (5,388)		$ (3,801)
Maturity date, description		On November 13, 2017, Slipstream Communications, LLC, a related party, extended the maturity date of our term loan to August 17, 2019 and extended the maturity date of our promissory notes on a rolling quarter addition basis which is now May 25, 2019. While management believes that due to the extension of our debt maturity date, our current cash balance and our operational forecast for 2018, we can continue as a going concern through at least May 15, 2019, given our net losses and working capital deficit, we obtained a continued support letter from Slipstream Communications, LLC through May 15, 2019. We can provide no assurance that our ongoing operational efforts will be successful which could have a material adverse effect on our results of operations and cash flows.		On November 13, 2017, Slipstream Communications, LLC, a related party, extended the maturity date of our term loan to August 17, 2019 and extended the maturity date of our promissory notes on a rolling quarter addition basis which is now April 15, 2019. While management believes that due to the extension of our debt maturity date, our current cash balance and our operational forecast for 2018, we can continue as a going concern through at least March 31, 2019, given our net losses and working capital deficit, we obtained a continued support letter from Slipstream Communications, LLC through March 31, 2019.
Issuance of the shares is recognized charge to operations				$ 1,900
Cash and cash equivalents		$ 742	$ 3,404	1,003	$ 1,352	$ 1,361
Net loss		$ (2,238)	$ 492	$ (6,950)	$ (4,698)
Rick Mills [Member]
Nature of Operations and Liquidity (Textual)
Common stock, shares issue	3,198,054
Common Stock [Member]
Nature of Operations and Liquidity (Textual)
Shares issued under plan of merger				5,631,373
Common stock, shares issue				718,840	0
ConeXus World Global, LLC [Member] | Series A-1 Preferred Stock [Member]
Nature of Operations and Liquidity (Textual)
Shares issued	2,080,000
Shares issued under plan of merger	416,000
Conversion of shares amount	$ 823
Principal amount of convertible debt	$ 150
ConeXus World Global, LLC [Member] | Common Stock [Member]
Nature of Operations and Liquidity (Textual)
Shares issued	2,639,258
Shares issued under plan of merger	4,000,000